Asset transfers - Transferred assets continue to be recorded on Natwest Group's balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets	£ 781,992	£ 799,491	£ 723,039
Mortgages - RoI
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Total	1,314	2,091
Debt securities in issue
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets	1,286	2,067
Debt securities in issue | Mortgages - RoI
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets	1,244	1,921
Debt securities in issue | Cash deposits
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets	42	146
Debt securities in issue held by third parties | Mortgages - RoI
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets		243
Debt securities in issue held by the Group | Mortgages - RoI
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets	£ 1,314	£ 1,848